Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 6,450	$ 6,634	$ 11,526	$ 12,259
Finance and interest income	303	324	599	659
Net revenues	6,753	6,958	12,125	12,918
Agricultural equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,808	3,035	4,932	5,612
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	595	740	1,131	1,342
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,595	2,470	4,640	4,507
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	1,023	947	1,905	1,848
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,450	6,634	11,526	12,259
Finance and interest income	33	59	64	130
Net revenues	6,483	6,693	11,590	12,389
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,450	6,634	11,526	12,259
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(571)	(558)	(1,082)	(1,050)
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	399	423	787	836
Net revenues	399	423	787	836
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	399	423	787	836
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Finance and interest income	$ (96)	$ (99)	$ (188)	$ (177)